Organization and Nature of Operations (Details) - USD ($)				12 Months Ended
	Oct. 09, 2023	Oct. 09, 2022	Mar. 04, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 13, 2023	Dec. 27, 2022	Mar. 04, 2022	Oct. 25, 2019	Mar. 31, 2019	Aug. 21, 2018	Feb. 09, 2018
Organization and Nature of Operations (Details) [Line Items]
Ownership							100.00%
Equity method investment, description				Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.
Ordinary shares authorized			100,000,000
Preferred shares, authorized			10,000,000	500,000	500,000
Cancelled ordinary shares			77,223,100
Additional shares sold			223,100
Ordinary shares, Outstanding											23,000,000
Ordinary shares, issued									10,000,000		23,000,000
Share per price (in Dollars per share)								$ 2
Purchase percentage				15.00%
Equity interests rate		100.00%
Net loss (in Dollars)				$ (72,187,116)	$ (54,020,081)	$ 691,956
Current liabilities exceeded (in Dollars)				$ 11,167,107
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized			50,000
Ordinary shares par value (in Dollars per share)			$ 0.0005
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized			90,000,000
Ordinary shares par value (in Dollars per share)			$ 1
IPO [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized										2,000,000
Ordinary shares par value (in Dollars per share)										$ 0.0005
Share per price (in Dollars per share)										$ 5.5
Total net proceeds (in Dollars)										$ 11,000,000
Total net proceeds (in Dollars)										$ 9,342,339
Fujian Happiness [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership												100.00%
Ordinary shares authorized			100,000,000
Preferred shares, authorized			10,000,000
Ordinary shares par value (in Dollars per share)													$ 1
Ordinary shares, issued													50,000
Fujian Happiness [Member] | IPO [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized										2,000,000
Mr. Wang Xuezhu [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership												47.70%
Forecast [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interests rate	100.00%
Happy Automobile Service (Nanping) Co., Ltd [Member] | Forecast [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interests rate	70.00%